OPERATING SEGMENTS - Financial information of the investments in associates and joint ventures by operating segment (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
OPERATING SEGMENTS
Investment in associates and joint ventures		$ 3,311,506	[1]	$ 2,928,984
Equity method	[2]	348,962		222,572	$ 113,115
Operating Segments
OPERATING SEGMENTS
Investment in associates and joint ventures		3,311,506		2,928,984
Equity method		348,962		222,572
Operating Segments | Banking Colombia
OPERATING SEGMENTS
Investment in associates and joint ventures		268,110		205,311
Equity method		46,364		(28,130)
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
Investment in associates and joint ventures		25,555		27,621
Equity method		4,549		4,320
Operating Segments | Leases
OPERATING SEGMENTS
Investment in associates and joint ventures		2,041,402		1,830,884
Equity method		175,699		155,418
Operating Segments | All other segments
OPERATING SEGMENTS
Investment in associates and joint ventures		976,439		865,168
Equity method		$ 122,350		$ 90,964

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
[2]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.